AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2012

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                           POST-EFFECTIVE AMENDMENT NO. 131                  [X]

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                             AMENDMENT NO. 133                               [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

     Registrant's Telephone Number, including Area Code     (800) 932-7781

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:
Timothy W. Levin, Esquire                         Christopher D.Menconi, Esquire
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
1701 Market Street                                1111 Pennsylvania Ave., NW
Philadelphia, Pennsylvania 19103                  Washington, DC 20004

   It is proposed that this filing become effective (check appropriate box):


--------------------------------------------------------------------------------
         [X]  Immediately  upon  filing  pursuant  to  paragraph  (b)
         [ ]  On  [date]  pursuant  to  paragraph  (b)
         [ ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
         [ ]  On  [date]  pursuant  to  paragraph  (a)(1)
         [ ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
         [ ]  On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 131 relates solely to the Hancock Horizon Core Bond Fund, Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund and Hancock Horizon Government Money Market Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 131 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of June, 2012.


                                         THE ADVISORS' INNER CIRCLE FUND


                                          By:             *
                                              -----------------------
                                              Mike Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


           *                   Trustee                          June 18, 2012
------------------------
 Charles E. Carlbom

           *                   Trustee                          June 18, 2012
------------------------
 John K. Darr

           *                   Trustee                          June 18, 2012
------------------------
 William M. Doran

           *                   Trustee                          June 18, 2012
------------------------
 Joseph T. Grause, Jr.

           *                   Trustee                          June 18, 2012
------------------------
 Mitchell A. Johnson

           *                   Trustee                          June 18, 2012
------------------------
 Betty L. Krikorian

           *                   Trustee                          June 18, 2012
------------------------
 Robert A. Nesher

           *                   Trustee                          June 18, 2012
------------------------
 Bruce Speca

           *                   Trustee                          June 18, 2012
------------------------
 James M. Storey

           *                   Trustee                          June 18, 2012
------------------------
 George J. Sullivan, Jr.

           *                   President                        June 18, 2012
------------------------
 Mike Beattie

           *                   Treasurer, Controller &          June 18, 2012
------------------------       Chief Financial Officer
 Michael Lawson

*By: /s/ Dianne M. Sulzbach
     -------------------------
     Dianne M. Sulzbach, pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBIT NUMBER              DESCRIPTION
--------------              -----------

EX-101.INS                  XBRL  Instance  Document

EX-101.SCH                  XBRL  Taxonomy  Extension  Schema  Document

EX-101.CAL                  XBRL  Taxonomy  Extension  Calculation  Linkbase

EX-101.DEF                  XBRL  Taxonomy  Extension  Definition  Linkbase

EX-101.LAB                  XBRL  Taxonomy  Extension  Labels  Linkbase

EX-101.PRE                  XBRL  Taxomony  Extension  Presentation  Linkbase